RULE 497 FILING

On behalf of the Goldman Sachs International Real Estate Securities Fund, Goldman Sachs Global Real Estate Securities Fund and Goldman Sachs Global Infrastructure Fund (the “Funds”), each a series of Goldman Sachs Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on February 23, 2018 (Accession No. 0001193125-18-056082), which is incorporated by reference into this Rule 497 Filing.